Stock-Based Compensation (Summary Of Restricted Stock And Restricted Stock Units Granted) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, shares forfeited	4,800	7,500
Restricted stock units outstanding	42,938	29,872		14,426
Executives Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	167,250	112,500		113,250
Restricted stock units, price per share	$ 44.39	$ 30.87		$ 15.67
Restricted stock units, aggregate value	$ 7,424	$ 3,473		$ 1,774
Percent vested	0.00%	20.00%		40.00%
Restricted stock, shares forfeited	4,800	7,500
Directors Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	6,303	9,423		1,810
Restricted stock units, price per share	$ 40.45	$ 30.85		$ 29.93
Restricted stock units, aggregate value	255	291		54
Percent vested	100.00%	100.00%		100.00%
Restricted stock, shares forfeited	0	0
Directors Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, shares	13,063	15,443	[1]	9,831
Restricted stock units, price per share	$ 40.49	$ 29.95		$ 29.76
Restricted stock units, aggregate value	$ 529	$ 463		$ 293
Percent vested	100.00%	100.00%		100.00%
Restricted stock, shares forfeited		2,013
Restricted stock, forfeited shares price per share		$ 29.84

[1]	2,013 shares at $29.84 per share were later forfeited in 2010.